Events Occurring After the Reporting Date (Details Narrative)	Nov. 15, 2018 USD ($)	Aug. 15, 2018 USD ($) shares	Aug. 02, 2018 $ / shares	Nov. 15, 2018 $ / shares	Nov. 15, 2018 USD ($) shares	Aug. 02, 2018 USD ($) shares	Jun. 19, 2018 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued							2,068,438
Events Cccurring After Reporting Date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued						3,116,645
Share price per share | $ / shares			$ 2.24
Debt maturity			Company is in negotiations with its Bankers to reset the loan covenants and extend the Loan to beyond the expiry of it's current terms of 30 June 2019.
Resale of ordinary shares		12,752,951
Ordinary shares issuable upon exercise of outstanding warrants		1,293,892
Events Cccurring After Reporting Date [Member] | FOH Shareholders [Member] | Stock Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued					3,765,087
Events Cccurring After Reporting Date [Member] | USD [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value | $						$ 6,980,000
Events Cccurring After Reporting Date [Member] | USD [Member] | Stock Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase price | $	$ 18,200,000
Events Cccurring After Reporting Date [Member] | USD [Member] | Three Selling Shareholders [member]
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from warrants | $		$ 4,852,095
Events Cccurring After Reporting Date [Member] | USD [Member] | FOH Online Corp [Member] | Stock Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt owned | $					$ 9,900,000
Events Cccurring After Reporting Date [Member] | USD [Member] | FOH Shareholders [Member] | Stock Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share price per share | $ / shares				$ 2.20